12. SEGMENT INFORMATION: Schedule of Reconciliation of Assets from Segment to Consolidated (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Reconciliation of Assets from Segment to Consolidated

Reconciliation to Consolidated Results

The following table reconciles consolidated operating loss to consolidated loss before income taxes (in thousands of Canadian dollars):

Reconciliation of operating loss to consolidated loss before income taxes	2025
Operating loss	$ (25,323)
Interest income	88
Interest expense	(19,877)
Unrealized Gain/Loss	(139)
Foreign exchange gain (loss), net	33
Loss before income taxes	$ (45,218)